Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)		Number of shares	Share capital	Additional paid-in capital	Accumulated and other comprehensive income	Retained earnings	Total
Balance at Jun. 30, 2020			$ 39,139	$ 377,538	$ (247,598)	$ 9,548,474	$ 9,717,553
Balance (in Shares) at Jun. 30, 2020	[1]	8,389,750
Other comprehensive income					1,046,451		1,046,451
Net income						5,108,261	5,108,261
Total comprehensive income for the period					1,046,451	5,108,261	6,154,712
Balance at Jun. 30, 2021			39,139	377,538	798,853	14,656,735	15,872,265
Balance (in Shares) at Jun. 30, 2021	[1]	8,389,750
Net income							2,133,889
Total comprehensive income for the period					312,846	2,133,889	2,446,735
Balance at Mar. 31, 2022			39,139	377,538	1,111,699	16,790,624	18,319,000
Balance at Jun. 30, 2021			39,139	377,538	798,853	14,656,735	15,872,265
Balance (in Shares) at Jun. 30, 2021	[1]	8,389,750
Other comprehensive income					(643,816)		(643,816)
Net income						1,913,710	1,913,710
Total comprehensive income for the period					(643,816)	1,913,710	1,269,894
Balance at Jun. 30, 2022			39,139	377,538	155,037	16,570,445	17,142,159
Balance (in Shares) at Jun. 30, 2022	[1]	8,389,750
Net income							3,374,735
Total comprehensive income for the period					(385,050)	3,374,735	2,989,685
Balance at Mar. 31, 2023			$ 39,139	$ 377,538	$ (230,013)	$ 19,945,180	$ 20,131,844

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.